ACCOUNTS PAYABLE AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Trade payables	$ 3,699	$ 3,092
Fair value of derivative contracts (Note 28)	507	415
Regulatory liabilities (Note 13)	353	284
Income tax liabilities	143	76
Operating lease liabilities (Note 10)	60	57
Contract liabilities (Note 6)	30	47
Other	505	334
Accounts payable and other	$ 5,297	$ 4,305